DERIVATIVE LIABILITIES (Details) - Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques (USD $)	3 Months Ended
Mar. 31, 2014
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Abstract]
Risk-free interest rate	0.30%
Expected volatility	114.00%
Expected life (in years)	5 years
Expected dividend yield	0.00%
Number of shares (in Shares)	1,937,500
Fair value (in Dollars)	$ 656,518